UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21422

Trust for Advised Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Christopher E. Kashmerick
Trust for Advised Portfolios
777 East Wisconsin Avenue, 10th Floor
Milwaukee, Wisconsin 53202
(Name and address of agent for service)

(626) 914-7385
Registrant’s telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period:  December 31, 2020

Item 1. Reports to Stockholders.

(a)

Fulcrum Diversified Absolute Return Fund
INSTITUTIONAL CLASS (FARIX)
SUPER INSTITUTIONAL CLASS (FARYX)

SEMI-ANNUAL REPORT TO SHAREHOLDERS

DECEMBER 31, 2020

Important Notice: The U.S. Securities and Exchange Commission will permit funds to make shareholder reports available electronically beginning January 1, 2021. Accordingly, paper copies will no longer be mailed. Instead, at that time, the Fulcrum Diversified Absolute Return Fund will send a notice, either by mail or e-mail, each time an updated report is available on the Fund’s website (www.fulcrumassetfunds.com). Investors enrolled in electronic delivery will receive the notices by e-mail, with links to the updated report and will not need to take any action. Investors who are not enrolled in electronic delivery by January 1, 2021 will receive the notices in the mail.

All investors who prefer to receive shareholder reports in a printed format may, at any time, choose that option free of charge. Contact your financial intermediary to make this election, or direct investors can call 1-855-538-5278.

TABLE OF CONTENTS

SHAREHOLDER LETTER	1

EXPENSE EXAMPLE	3

CONSOLIDATED ALLOCATION OF PORTFOLIO HOLDINGS	4

CONSOLIDATED SCHEDULE OF INVESTMENTS	6

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES	19

CONSOLIDATED STATEMENT OF OPERATIONS	20

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS	21

CONSOLIDATED FINANCIAL HIGHLIGHTS	22

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	24

ADDITIONAL INFORMATION	40

PRIVACY NOTICE	43

DISCUSSION OF FUND PERFORMANCE

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND

Market conditions/environment July 1st 2020 to December 31th 2020

The sharp economic recovery which had begun in the second quarter, continued into the second half of 2020 spurred on by unprecedented monetary and fiscal policy support in response to the pandemic. However, the normalization in activity was uneven and far from uniform as the entire world continued to grapple with the pandemic and localized lockdowns causing stop-start economic shutdowns across large swathes of the globe.

Risk assets and global equities benefited from the positive sentiment at the start of the third quarter, erasing calendar years losses by early September as the spread of COVID-19 slowed, a deal was agreed for Europe’s recovery fund and the US Federal Reserve continued to strike a dovish tone by clarifying their tolerance of inflation overshoots to compensate for previous undershoots.

Though this optimism began to fade at the end of the quarter as global infections begun rising and the outlook for continued fiscal support in the US became less clear. Amidst of all this, Government bond yields were exceptionally stable whilst inflation expectations continued to creep up, pushing US real yields into negative territory.

Risk assets had a strong showing in the fourth quarter of 2020 as leading vaccine candidates announced positive trials and reduced political uncertainty in the US fueled hopes of a return to normalcy in financial markets. Global equities posted strong gains, especially in November (+12.1%)1, and finished the year firmly in positive territory (+14.3%)1, with US Equities (+16.3%)2 outperforming Emerging Markets (+15.8%)3. Sectors and regions that had suffered most during the pandemic set record-breaking outperformance in November, with particular strength in value and cyclical sectors, such as banks, insurance, automobiles and energies. In contrast, companies that had benefitted most from lockdowns, for example in the technology sector, underperformed.

US nominal bond yields which had hardly moved in the prior quarter begun to rise but were nonetheless exceeded by the rise in inflation expectations, as markets remained confident of central banks’ firm commitment to maintain interest rates at accommodative levels, pushing US real yields further into negative territory. As a result, global bonds posted a meagre performance of +1.6%4 for the period, ending the year at +5.6%4.

This positive backdrop, combined with the observed shift of spending from services to goods and an ever-increasing focus on climate change, was highly supportive of the commodity complex (especially metals and energies), while the US dollar continued to depreciate against most major currencies.

Fund Performance

From July 1, 2020 to December 31, 2020, Fulcrum Diversified Absolute Return Fund Institutional Class shares returned a total of +3.95%.

The Fund’s performance in the second half of the year was driven by our directional macro equity strategy and exposure to US and Climate Change aligned equities.

Relative value strategies also contributed, with strong and broad-based performance from volatility and equity thematic investments. Within currencies, losses from our negative stance on the Euro and positive view on the British pound outweighed gains from our selective Emerging Market currency exposures. Fixed income strategies were flat over the period with gains from tactical opportunities in government bond markets being offset by our US inflation positions.

Diversifying strategies were marginally up over the period, whilst hedging detracted.

1 MSCI World Index Hedged Daily measures the equity market performance of developed markets (Source: MSCI)

2 S&P 500 Index measures the US equity performance based on changes in the aggregate market value of 500 stocks representing all major industries (source: Bloomberg)

3MSCI Emerging Markets Index captures the performance of 1,138 large and mid cap constituents across 24 Emerging Markets countries. (Source: MSCI)

4 Barclays Global Aggregate Bond Index (USD Hedged): The Barclays Global Aggregate Index is a flagship measure of global investment grade debt from twenty-four local currency markets. This multi- currency benchmark includes treasury, government-related, corporate and securitized fixed-rate bonds from both developed and emerging markets issuers. (Source: Barclays)

It is not possible to invest directly in an index.

Opinions expressed are those of Fulcrum Asset Management LLP and are subject to change, are not guaranteed and should not be considered investment advice.

Past performance does not guarantee future results. Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

Mutual fund investing involves risk. Principal loss is possible. Absolute return strategies are not designed to outperform stocks and bonds during strong market rallies. Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, embargoes, tariffs and international economic, political and regulatory developments. Derivatives involve special risks including correlation, counterparty, liquidity, operational, accounting and tax risks. These risks, in certain cases, may be greater than the risks presented by more traditional investments. The fund may use leverage which may exaggerate the effect of any increase or decrease in the value of portfolio securities or the Net Asset Value of the fund, and money borrowed will be subject to interest costs. The Fund invests in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods. These risks are greater in emerging markets. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Investment by the Fund in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities.

The Fulcrum Diversified Absolute Return Fund is distributed by Quasar Distributors, LLC.

Fulcrum Diversified Absolute Return Fund
Expense Example (Unaudited)
December 31, 2020

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2020 to December 31, 2020 (the “period”).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 equals 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as redemption fees. Therefore, the information under the heading “Hypothetical Performance (5% Return Before Expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expenses Paid During the Period

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period (1)

Institutional Class
Actual Fund Return	$1,000.00	$1,039.50	1.06%	$5.45
Hypothetical 5% Return	$1,000.00	$1,019.86	1.06%	$5.39
Super Institutional Class
Actual Fund Return	$1,000.00	$1,039.90	1.06%	$5.43
Hypothetical 5% Return	$1,000.00	$1,019.86	1.06%	$5.37

(1)	Expenses are equal to the Fund’s annualized expense ratio as indicated, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the “period”).

Fulcrum Diversified Absolute Return Fund
Consolidated Allocation of Portfolio Holdings (Unaudited)
By Market Exposure of Cash settled instruments, Futures, and Options
December 31, 2020

*	Diversifying Strategies – are comprised of systematically implemented exposure using futures to various asset classes which are included for diversification purposes and could include equities, fixed income, currencies and commodities.

Fulcrum Diversified Absolute Return Fund
Consolidated Allocation of Portfolio Holdings (Unaudited)
By Risk Contribution
December 31, 2020

Individual Risk Exposure by Strategy

[1]	Individual risk by asset class - is calculated by the current category weight in the portfolio multiplied by the standard deviation of portfolio holdings in that category. Data used is as of December 31, 2020. Standalone risk is measured for each category independently of other categories and does not take into account their potential offsetting effect. Therefore, the sum of standalone risk for all categories will exceed the risk of the entire portfolio. Standalone risk indicates to the investor the risk of holding a category by itself.

[2]	Individual Risk percentages may not total to Sum of Individual Volatility Risk due to rounding.

Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments (Unaudited)
December 31, 2020

PURCHASED OPTIONS AND WARRANTS - 4.9%		Contracts	Notional		Value
Call Option Purchased - 0.4%
Crude Oil Jun 21 Futures at $53, April 27, 2021 (1)		92	4,752,720	USD	$308,200
Crude Oil Dec 21 Futures at $90, October 26, 2021 (1)		30	1,522,500	USD	6,000
Crude Oil Dec 21 Futures at $100, October 26, 2021 (1)		30	1,522,500	USD	3,300
Gold Feb 21 Futures at $1,950, January 26, 2021 (1)		40	7,580,400	USD	62,400
Total Call Option Purchased (Premiums Paid $391,705)					379,900

Put Option Purchased - 0.4%
CBOE Volatility Index (VIX) at $25, January 20, 2021		603	1,371,825	USD	211,050
CBOE Volatility Index (VIX) at $16, February 17, 2021		393	894,075	USD	3,930
CBOE Volatility Index (VIX) at $17, March 17, 2021		394	896,350	USD	13,790
E-mini S&P 500 at $3,575, January 15, 2021		38	7,122,625	USD	30,400
E-mini S&P 500 at $3,550, January 29, 2021		32	5,998,000	USD	47,040
E-mini S&P 500 at $3,100, March 19, 2021		67	12,558,313	USD	79,395
Total Put Option Purchased (Premiums Paid $461,806)					385,605

Over-The-Counter Options Purchased - 1.2%	Counterparty [a]
AUD Call / NZD Put at 1.0895, February 4, 2021 (2)(3)	JPM		822,000	AUD	199,071
AUD Put / USD Call at 0.680, February 17, 2021 (3)	JPM		1,348,000	AUD	6,168
EUR Put / GBP Call at 0.880 EKO>0.865, January 5, 2021 (4)	JPM		6,640,000	EUR	5,540
EUR Put / GBP Call at 0.865, January 5, 2021 (3)	JPM		332,000	EUR	458
EUR Put / GBP Call at 0.855, January 5, 2021 (3)	JPM		293,000	EUR	32
EUR Put / GBP Call at 0.885, January 7, 2021	JPM		9,560,000	EUR	16,876
EUR Put / GBP Call at 0.860, January 15, 2021 (3)	JPM		291,000	EUR	5,326
EUR Put / GBP Call at 0.850, January 28, 2021 (2)(3)	GS		237,000	EUR	10,627
EUR Put / USD Call at 1.140, February 12, 2021 (3)	JPM		1,487,000	EUR	9,791
EUR Put / USD Call at 1.100, April 15, 2021 (3)	JPM		1,347,000	EUR	11,437
SX5E > 3,708 EUR and EUR/USD > 1.200, February 19, 2021 (5)	GS		464,000	EUR	66,887
USD Call / JPY Put at 120.00, September 11, 2023 (2)(3)	JPM		1,446,000	USD	179,950
XAU > $1,995 and USSW10 > 0.90%, March 12, 2021 (5)	MS		945,000	USD	118,503
XAU > $1,995 and USSW10 > 0.90%, March 26, 2021 (5)	MS		948,000	USD	126,368
XAU > $1,987.5 and USSW30 > 1.363%, June 11, 2021 (5)	MS		881,000	USD	167,654
XAU > $1,987.5 and USSW30 > 1.415%, June 25, 2021 (5)	MS		881,000	USD	158,492
XAU > $2,031.48 and USSW30 > 1.687%, September 10, 2021 (5)	MS		788,000	USD	89,044
XAU > $2,031.48 and USSW30 > 1.687%, September 24, 2021 (5)	MS		788,000	USD	91,881
Total Over-The-Counter Options (Premiums Paid $1,555,878)					1,264,105

Warrants - 2.9%	Counterparty [a]	Contracts	Notional		Value
Euro STOXX 50 Index Dispersion Warrant (6)
Effective: 03/03/2020, Expiration: 06/18/2021, Strike: 19.19% (7)	JPM	4	400,000	EUR	803,248
Multiple Markets Index Dispersion Warrants (8)
Effective: 01/25/2019, Expiration: 03/19/2021	BNP	250	250,000	USD	180,922
Effective: 03/05/2019, Expiration: 03/19/2021	BNP	250	250,000	USD	293,203
Swiss Market Index Dispersion Warrant (6)(7)
Effective: 06/16/2020, Expiration: 06/18/2021, Strike: 21.32%	MS	300	300,000	CHF	298,441
S&P 500 Index Dispersion Warrants (6)
Effective: 12/04/2019, Expiration: 01/15/2021, Strike: 17.31%	UBS	27	270,000	USD	328,560
Effective: 01/28/2020, Expiration: 06/18/2021, Strike: 16.08%	HSBC	300	300,000	USD	267,771
Effective: 02/25/2020, Expiration: 06/18/2021, Strike: 17.57%	HSBC	400	400,000	USD	401,452
Effective: 06/12/2020, Expiration: 06/18/2021, Strike: 30.48%	JPM	3	300,000	USD	319,409
Total Warrants (Cost $2,532,846)					2,893,006
TOTAL PURCHASED OPTIONS AND WARRANTS (Cost/Premiums Paid $4,942,235)					4,922,616

The accompanying notes are an integral part of these consolidated financial statements.

Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments (Unaudited)
December 31, 2020
SHORT-TERM INVESTMENTS - 32.5%	Principal Amount		Value
United States Treasury Bills - 32.5% (9)
0.107%, 02/25/2021	5,480,000	USD	$5,479,545
0.111%, 03/04/2021	10,500,000	USD	10,498,968
0.090%, 03/25/2021	7,500,000	USD	7,498,917
0.103%, 04/01/2021	5,000,000	USD	4,999,154
0.088%, 04/08/2021	4,400,000	USD	4,399,253
Total United States Treasury Bills (Cost $32,873,231)			32,875,837

TOTAL SHORT-TERM INVESTMENTS (Cost $32,873,231)			32,875,837

Investments, at value (Cost $37,815,466) - 37.4%			37,798,453
Other Assets in Excess of Liabilities - 62.6%			63,185,157
TOTAL NET ASSETS - 100.0%			$100,983,610

(1)	Position held in subsidiary.
(2)	One touch option - Option pays notional if spot rate meets strike at any point during the term of the option.
(3)	Binary option - Payoff is either notional amount or nothing.
(4)	Position includes a knock-out (KO) term at level indicated. If the closing level is above the knock-out level, the option becomes worthless. Expiry Knockout (EKO) applies only at expiration.
(5)	Dual binary option - Option only pays if both terms are met at maturity.
(6)	The payout of the dispersion warrants is calculated with the observed volatility of a weighted basket of component stocks of the respective Index relative to each stock’s assigned strike value in excess of the volatility of the respective Index relative to a strike volatility between the effective and expiration dates of the respective warrant.
(7)	Foreign issued security.
(8)	The payout of the Multiple Markets Index Dispersion Warrants is calculated with the observed volatility of a weighted basket of indices to an assigned strike volatility for each index during the observation period for the respective warrant.
(9)	Rate quoted is effective yield of position.

[a] Counterparty abbreviations
BNP - BNP Paribas S.A.
GS - Goldman Sachs
HSBC - HSBC Bank Plc
JPM - J.P. Morgan Investment Bank
MS - Morgan Stanley
UBS - UBS AG

Reference entity abbreviations
SX5E - Euro Stoxx 50 Index
USSW30 - 30 year US Swap Rate
USSW10 - 10 year US Swap Rate
XAU - Gold spot price quoted in US dollar

The accompanying notes are an integral part of these consolidated financial statements.

Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments (Unaudited)
December 31, 2020

WRITTEN OPTIONS - (0.2%)	Contracts	Notional		Value
Put Option Written - (0.2%)
CBOE Volatility Index (VIX) at $21, January 20, 2021	(603)	(1,371,825)	USD	$(58,792)
CBOE Volatility Index (VIX) at $22, January 20, 2021	(603)	(1,371,825)	USD	(90,450)
Crude Oil Jun 21 Futures at $38, April 27, 2021 (1)	(21)	(1,084,860)	USD	(17,220)
E-mini S&P 500 at $3,400, January 15, 2021	(38)	(7,122,625)	USD	(11,400)
E-mini S&P 500 at $3,370, January 29, 2021	(32)	(5,998,000)	USD	(21,760)
Gold Feb 21 Futures at $1,700, January 26, 2021 (1)	(17)	(3,221,670)	USD	(3,570)
Total Put Option Written (Premiums Received $268,604)				(203,192)

TOTAL WRITTEN OPTIONS (Premiums Received $268,604)				$(203,192)

(1)	Position held in subsidiary.

[a] Counterparty abbreviations
GS - Goldman Sachs
JPM - J.P. Morgan Investment Bank

The accompanying notes are an integral part of these consolidated financial statements.

Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments (Unaudited)
December 31, 2020

FORWARD CURRENCY CONTRACTS (1)

Settlement Date	Currency Delivered	Pay Amount	USD Value December 31, 2020	Currency Received	Receive Amount	USD Value December 31, 2020	Unrealized Gain/(Loss)
01/05/2021	EUR	575,297	$702,912	USD	700,772	$700,772	$(2,140)
01/07/2021	EUR	328,149	400,964	USD	402,166	402,166	1,202
01/29/2021	AUD	28,854,000	22,252,411	USD	21,671,260	21,671,260	(581,151)
01/29/2021	CAD	1,859,471	1,460,993	USD	1,454,000	1,454,000	(6,993)
01/29/2021	CHF	252,266	285,218	EUR	233,000	284,848	(370)
01/29/2021	CHF	300,000	339,187	USD	330,140	330,140	(9,047)
01/29/2021	EUR	1,172,000	1,432,799	CHF	1,267,882	1,433,498	699
01/29/2021	EUR	36,111,000	44,146,603	GBP	32,440,481	44,372,747	226,144
01/29/2021	EUR	3,133,000	3,830,171	SEK	31,749,330	3,860,293	30,122
01/29/2021	EUR	32,729,945	40,013,178	USD	39,476,476	39,476,476	(536,702)
01/29/2021	GBP	18,768,342	25,671,719	EUR	20,695,000	25,300,157	(371,562)
01/29/2021	GBP	2,160,000	2,954,492	USD	2,890,578	2,890,578	(63,914)
01/29/2021	JPY	1,518,458,611	14,711,299	USD	14,599,000	14,599,000	(112,299)
01/29/2021	NOK	14,847,194	1,731,561	USD	1,702,349	1,702,349	(29,212)
01/29/2021	NZD	17,085,000	12,295,049	USD	12,024,081	12,024,081	(270,968)
01/29/2021	SEK	41,236,276	5,013,778	EUR	4,066,076	4,970,879	(42,899)
01/29/2021	SEK	29,936,975	3,639,935	USD	3,571,000	3,571,000	(68,935)
01/29/2021	USD	18,246,545	18,246,545	AUD	24,331,000	18,764,241	517,696
01/29/2021	USD	7,197,000	7,197,000	CAD	9,291,229	7,300,153	103,153
01/29/2021	USD	30,653,804	30,653,804	EUR	25,192,079	30,797,948	144,144
01/29/2021	USD	2,925,507	2,925,507	GBP	2,160,000	2,954,491	28,984
01/29/2021	USD	11,715,000	11,715,000	JPY	1,214,618,879	11,767,605	52,605
01/29/2021	USD	5,738,000	5,738,000	NOK	49,471,371	5,769,623	31,623
01/29/2021	USD	2,854,538	2,854,538	NZD	4,012,000	2,887,196	32,658
01/29/2021	USD	1,368,172	1,368,172	SEK	11,613,453	1,412,040	43,868
03/17/2021	BRL	3,331,296	640,232	USD	652,304	652,304	12,072
03/17/2021	CLP	444,734,908	626,004	USD	613,000	613,000	(13,004)
03/17/2021	CNH	15,525,983	2,375,452	USD	2,368,000	2,368,000	(7,452)
03/17/2021	CZK	15,167,916	706,509	USD	709,000	709,000	2,491
03/17/2021	HUF	424,274,372	1,429,090	USD	1,429,237	1,429,237	147
03/17/2021	IDR	76,685,438,777	5,419,491	USD	5,373,876	5,373,876	(45,615)
03/17/2021	INR	51,954,220	705,151	USD	700,000	700,000	(5,151)
03/17/2021	KRW	6,615,993,208	6,092,337	USD	6,076,458	6,076,458	(15,879)
03/17/2021	MXN	14,253,136	710,086	USD	709,000	709,000	(1,086)
03/17/2021	PHP	186,181,075	3,869,408	USD	3,849,422	3,849,422	(19,986)
03/17/2021	PLN	719,139	192,571	USD	195,285	195,285	2,714
03/17/2021	RUB	37,393,446	501,681	USD	504,000	504,000	2,319
03/17/2021	SGD	1,630,622	1,233,920	USD	1,227,000	1,227,000	(6,920)
03/17/2021	THB	87,261,962	2,912,980	USD	2,902,192	2,902,192	(10,788)
03/17/2021	TWD	29,158,290	1,038,063	USD	1,055,000	1,055,000	16,937
03/17/2021	USD	1,667,000	1,667,000	BRL	8,504,247	1,634,405	(32,595)
03/17/2021	USD	3,052,761	3,052,761	CLP	2,246,055,323	3,161,523	108,762
03/17/2021	USD	12,659,924	12,659,924	CNH	83,022,395	12,702,299	42,375
03/17/2021	USD	135,000	135,000	CZK	2,880,363	134,165	(835)
03/17/2021	USD	1,220,413	1,220,413	HUF	355,763,550	1,198,324	(22,089)
03/17/2021	USD	2,959,100	2,959,100	IDR	41,973,542,917	2,966,342	7,242
03/17/2021	USD	3,210,114	3,210,114	INR	238,674,081	3,239,414	29,300
03/17/2021	USD	5,360,259	5,360,259	KRW	5,840,006,915	5,377,769	17,510
03/17/2021	USD	701,222	701,222	MXN	14,253,136	710,086	8,864
03/17/2021	USD	861,000	861,000	PHP	41,577,690	864,111	3,111

The accompanying notes are an integral part of these consolidated financial statements.

Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments (Unaudited)
December 31, 2020

FORWARD CURRENCY CONTRACTS (1) (Continued)

Settlement Date	Currency Delivered	Pay Amount	USD Value December 31, 2020	Currency Received	Receive Amount	USD Value December 31, 2020	Unrealized Gain/(Loss)
03/17/2021	USD	130,000	$130,000	PLN	474,749	$127,129	$(2,871)
03/17/2021	USD	1,417,754	1,417,754	RUB	105,028,274	1,409,089	(8,665)
03/17/2021	USD	4,920,130	4,920,130	SGD	6,577,534	4,977,337	57,207
03/17/2021	USD	605,000	605,000	THB	18,032,025	601,945	(3,055)
03/17/2021	USD	4,117,224	4,117,224	TWD	113,874,042	4,054,025	(63,199)
03/17/2021	USD	1,008,259	1,008,259	ZAR	15,224,611	1,025,989	17,730
03/17/2021	ZAR	28,811,500	1,941,612	USD	1,904,217	1,904,217	(37,395)
							$(851,098)
(1)	J.P. Morgan Securities, Inc. is the counterparty to all contracts.

The accompanying notes are an integral part of these consolidated financial statements.

Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments (Unaudited)
December 31, 2020

FUTURES CONTRACTS

	Description	Number of Contracts Long (Short)	Expiration Date	Notional Amount		Unrealized Gain/(Loss)
	Amsterdam Exchanges Index	2	January 2021	305,181	EUR	$1,559
	Australia SPI 200 Index	5	March 2021	629,963	AUD	(6,370)
	Australian Dollar	8	March 2021	616,000	USD	6,694
*	Brent Crude	1	March 2021	51,800	USD	1,688
*	Brent Crude	(10)	June 2021	(516,600)	USD	2,798
*	Brent Crude	19	September 2021	972,800	USD	123,043
*	Brent Crude	59	December 2022	2,937,610	USD	326,551
	British Pound	1	March 2021	85,369	USD	2,307
	CAC 40 Index	12	January 2021	812,441	EUR	(2,613)
	Canadian 10 Year Government Bond	(5)	March 2021	(585,671)	CAD	(3,272)
	Canadian Dollar	3	March 2021	235,020	USD	(741)
*	Canola	18	March 2021	180,156	CAD	13,888
*	Cocoa	3	March 2021	78,090	USD	(2,930)
*	Coffee ‘C’	1	March 2021	48,094	USD	1,965
*	Copper	3	March 2021	263,925	USD	(8,089)
*	Corn	7	March 2021	169,400	USD	20,905
*	Cotton No. [2]	4	March 2021	156,240	USD	13,083
*	Crude Oil	(54)	February 2021	(2,620,080)	USD	(39,061)
	DAX Index	1	March 2021	419,817	EUR	5,663
	DAX Mini	5	March 2021	419,817	EUR	3,310
	E-mini Dow	1	March 2021	152,485	USD	1,928
	E-mini Russell 2000 Index	(15)	March 2021	(1,481,100)	USD	(11,208)
	E-mini S&P 500	54	March 2021	10,121,760	USD	161,988
	Euro FX Currency	11	March 2021	1,683,825	USD	(2,427)
	Euro STOXX 50 Index	(67)	March 2021	(2,905,677)	EUR	(15,655)
	Euro STOXX 50 Volatility Index	2	January 2021	5,510	EUR	94
	Euro-BTP Italian Government Bond	1	March 2021	185,702	EUR	512
	Euro-Bund	(3)	March 2021	(651,038)	EUR	241
	Euro-BUXL 30 Year Bond	(4)	March 2021	(1,100,651)	EUR	874
*	European Emission Allowances	54	December 2021	2,158,496	EUR	152,954
	FTSE 100 Index	12	March 2021	1,053,524	GBP	(16,838)
	FTSE 250 Index	(12)	March 2021	(672,811)	GBP	(13,798)
	FTSE/MIB Index	2	March 2021	270,337	EUR	1,266
*	Gold 100 oz	21	February 2021	3,979,710	USD	175,780
	Hang Seng China Enterprises Index	(23)	January 2021	(1,587,389)	HKD	(35,746)
	Hang Seng Index	2	January 2021	351,102	HKD	10,393
*	Hard Red Winter Wheat	1	March 2021	30,175	USD	2,171
	IBEX 35 Index	2	January 2021	197,190	EUR	(1,601)
	Korea 3 Year Bond	2	March 2021	205,229	KRW	(225)
	Korea 10 Year Bond	29	March 2021	3,464,890	KRW	(20,627)
	Korea Stock Exchange KOSPI 200 Index	1	March 2021	89,559	KRW	5,936
*	Lean Hogs	2	February 2021	56,220	USD	2,528
*	Live Cattle	(1)	February 2021	(46,010)	USD	26
*	London Metal Exchange Copper	1	January 2021	193,944	USD	23,066
*	London Metal Exchange Copper	(1)	January 2021	(193,944)	USD	(947)
*	London Metal Exchange Copper	1	February 2021	194,044	USD	878
*	London Metal Exchange Copper	(1)	February 2021	(194,044)	USD	3,637
*	London Metal Exchange Lead	3	January 2021	148,744	USD	1,102
*	London Metal Exchange Lead	(3)	January 2021	(148,744)	USD	(11,072)
*	London Metal Exchange Lead	3	March 2021	149,606	USD	(5,023)
*	London Metal Exchange Lead	(2)	March 2021	(99,738)	USD	972

The accompanying notes are an integral part of these consolidated financial statements.

Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments (Unaudited)
December 31, 2020

FUTURES CONTRACTS (Continued)

	Description	Number of Contracts Long (Short)	Expiration Date	Notional Amount		Unrealized Gain/(Loss)

*	London Metal Exchange Nickel	3	January 2021	298,197	USD	$13,848
*	London Metal Exchange Nickel	(3)	January 2021	(298,197)	USD	(4,500)
*	London Metal Exchange Nickel	2	February 2021	199,044	USD	1,314
*	London Metal Exchange Nickel	(1)	February 2021	(99,522)	USD	4,347
*	London Metal Exchange Primary Aluminum	7	January 2021	346,325	USD	11,131
*	London Metal Exchange Primary Aluminum	(7)	January 2021	(346,325)	USD	9,347
*	London Metal Exchange Primary Aluminum	5	February 2021	246,875	USD	(6,016)
*	London Metal Exchange Primary Aluminum	(3)	February 2021	(148,125)	USD	4,032
*	London Metal Exchange Zinc	4	January 2021	273,333	USD	10,670
*	London Metal Exchange Zinc	(4)	January 2021	(273,333)	USD	7,897
*	London Metal Exchange Zinc	3	February 2021	205,637	USD	(7,237)
*	London Metal Exchange Zinc	(1)	February 2021	(68,546)	USD	2,946
	Long Gilt	(40)	March 2021	(7,414,052)	GBP	(19,333)
	Mexican Peso	10	March 2021	248,700	USD	1,094
*	Milling Wheat No. [2]	5	March 2021	65,129	EUR	2,632
	MSCI World Index	(109)	March 2021	(8,736,350)	USD	(110,466)
*	Natural Gas	(1)	January 2021	(25,390)	USD	(209)
	New Zealand Dollar	7	March 2021	503,160	USD	7,419
	Nikkei 225	7	March 2021	931,819	JPY	37,300
	Nikkei 225 Mini	39	March 2021	1,036,424	JPY	27,862
	OMX 30 Index	14	January 2021	319,601	SEK	(2,335)
*	Platinum	1	April 2021	53,960	USD	1,332
*	Robusta Coffee	3	March 2021	41,580	USD	1,042
	S&P 500 Dividend Index	307	December 2021	4,321,025	USD	1,291,462
	S&P 500 Dividend Index	156	December 2022	2,185,950	USD	518,210
	S&P 500 Dividend Index	108	December 2023	1,513,350	USD	399,209
	S&P 500 Dividend Index	21	December 2024	293,213	USD	11,741
	S&P/Toronto Stock Exchange 60 Index	6	March 2021	969,974	CAD	882
	SGX MSCI Singapore Index	4	January 2021	97,851	SGD	(631)
*	SGX TSI Iron Ore	3	February 2021	46,821	USD	(4,214)
	Short-Term Euro-BTP	13	March 2021	1,798,405	EUR	16
*	Silver	1	March 2021	132,060	USD	132
*	Soybean	1	March 2021	65,550	USD	8,021
*	Soybean Meal	2	March 2021	85,880	USD	10,152
*	Soybean Oil	3	March 2021	76,320	USD	9,178
	STOXX 600 Banks Index	5	March 2021	116,850	EUR	3,596
*	Sugar No. 11	3	March 2021	52,046	USD	1,793
	Swiss Franc	2	March 2021	283,050	USD	934
	U.S. Treasury Long Bond	69	March 2021	11,949,938	USD	36,908
*	Wheat	1	March 2021	32,025	USD	1,758
*	White Sugar	4	March 2021	84,180	USD	3,368
						$3,158,189

* Position held in Subsidiary

The accompanying notes are an integral part of these consolidated financial statements.

Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments (Unaudited)
December 31, 2020

INTEREST RATE SWAPS *

Rate paid [1]	Rate received[1]	Payment Frequency	Effective Date	Termination Date	Notional Amount		Value	Premium Paid (Received)	Unrealized Gain/(Loss)
0.389%	AUD-BBR-BBSW 0.020%	6 Month	3/17/2021	3/17/2026	8,675,900	AUD	$11,784	$(977)	$12,761
CNY-CNREPOFIX 2.830%	2.920%	3 Month	3/17/2021	3/17/2026	63,255,022	CNY	115,100	26,988	88,112
HKD-HIBOR-HKAB 0.370%	0.428%	3 Month	3/17/2021	3/17/2024	24,670,000	HKD	5,367	—	5,367
HKD-HIBOR-HKAB 0.370%	0.904%	3 Month	3/17/2021	3/17/2031	3,300,000	HKD	436	453	(17)
0.898%	HUF-BUBOR-Reuters 0.760%	6 Month	3/17/2021	3/17/2024	164,050,000	HUF	(190)	—	(190)
1.594%	HUF-BUBOR-Reuters 0.760%	6 Month	3/17/2021	3/17/2031	89,800,000	HUF	(602)	—	(602)
MXN-TIIE-Banxico 4.481%	5.430%	28 Days	3/17/2021	3/5/2031	11,600,000	MXN	(1,134)	1,362	(2,496)
0.949%	NOK-NIBOR-OIBOR 0.550%	6 Month	3/17/2021	3/17/2026	12,996,000	NOK	3,919	—	3,919
NZD-BBR-FRA 0.250%	0.310%	3 Month	3/17/2021	3/17/2024	1,400,000	NZD	(2,202)	(29)	(2,173)
NZD-BBR-FRA 0.250%	0.467%	3 Month	3/17/2021	3/17/2026	9,251,600	NZD	(34,812)	341	(35,153)
PLN-WIBOR-WIBO 0.150%	0.433%	6 Month	3/17/2021	3/17/2024	4,000,000	PLN	2,597	—	2,597
PLN-WIBOR-WIBO 0.150%	1.230%	6 Month	3/17/2021	3/17/2031	800,000	PLN	2,264	—	2,264
SGD-SOR-VWAP 0.185%	0.315%	6 Month	3/17/2021	3/17/2024	3,900,000	SGD	3,467	(759)	4,226
SGD-SOR-VWAP 0.185%	0.864%	6 Month	3/17/2021	3/17/2031	500,000	SGD	(1,480)	(1,060)	(420)
USD-LIBOR-BBA 0.238%	0.293%	3 Month	3/17/2021	3/17/2024	300,000	USD	329	14	315
ZAR-JIBAR-SAFEX 3.642%	6.905%	3 Month	3/17/2021	3/17/2031	6,700,000	ZAR	5,980	860	5,120
Total of Interest Rate Swaps							$110,823	$27,193	$83,630

INFLATION SWAPS *
Rate paid [1]	Rate received	Payment Frequency	Effective Date	Termination Date	Notional Amount		Value	Premium Paid (Received)	Unrealized Gain/(Loss)
USA-CPI-U	0.830%	At maturity	4/30/2020	4/30/2025	23,072,300	USD	(1,285,516)	(410,524)	(874,992)
UK-RPI	3.435%	At maturity	9/15/2020	9/15/2025	5,351,100	GBP	124,963	29,020	95,943
UK-RPI	3.478%	At maturity	10/15/2020	10/15/2025	1,673,000	GBP	19,712	3,512	16,200
2.083%	USA-CPI-U	At maturity	11/3/2020	11/3/2050	2,793,600	USD	135,769	36,033	99,736
Total of Inflation Swaps							$(1,005,072)	$(341,959)	$(663,113)

The accompanying notes are an integral part of these consolidated financial statements.

Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments (Unaudited)
December 31, 2020

CREDIT DEFAULT SWAPS *
Reference Entity	Buy/Sell Protection	Rate Paid/(Received) by the Fund	Termination Date	Notional Amount		Value	Premium Paid (Received)	Unrealized Gain/(Loss)

Markit iTraxx Europe Index	Buy	1.00%	12/20/2025	500,000	EUR	(16,099)	(10,987)	(5,112)
Markit iTraxx Europe Crossover Index	Buy	5.00%	12/20/2025	100,000	EUR	(14,700)	(9,291)	(5,409)
Markit CDX North America Investment Grade Index	Buy	1.00%	12/20/2025	900,000	USD	(22,327)	(17,542)	(4,785)
Markit CDX North America High Yield Index	Buy	5.00%	12/20/2025	100,000	USD	(9,479)	(7,191)	(2,288)
Total of Credit Default Swaps						$(62,605)	$(45,011)	$(17,594)

*	Counterparty is J.P. Morgan Investment Bank
[1]	Floating rate definitions

AUD-BBR-BBSW - Australian Bank Bill Short Term Rate

CNY-CNREPOFIX - China Foreign Exchange Trade System 7 day Interbank Repo Fixing Rate

HKD-HIBOR-HKAB - Hong Kong Inter-Bank Offered Rate

HUF-BUBOR-Reuters - Budapest Inter-Bank Offered Rate

MXN-TIIE-Banxico - Mexico 28 Day Interbank Equilibrium Interest Rate (TIIE)

NOK-NIBOR - Norway Interbank Offered Rate

NZD-BBR-FRA - New Zealand Official Cash Rate

PLN-WIBOR-WIBO - Offered rate for deposits in Polish Zloty

SGD-SOR-VWAP - Singapore Dollar Swap Offer Rate Volume Weighted Average Price

UK RPI - United Kingdom Retail Price Index

USD-LIBOR-BBA - U.S. Dollar - London Inter-Bank Offered Rate

USA-CPI-U - U.S. Consumer Price Index for Urban Consumers

ZAR-JIBAR-SAFEX - Johannesburg Interbank Average Rate

AUD - Australian Dollar	HUF - Hungarian Forint	PLN - Polish Zloty
BRL - Brazilian Real	IDR - Indonesian Rupiah	RUB - Russian Ruble
CAD - Canadian Dollar	INR - Indian Rupee	SEK - Swedish Krona
CHF - Swiss Franc	JPY - Japanese Yen	SGD - Singapore Dollar
CLP - Chilean Peso	KRW - South-Korean Won	THB - Thai Baht
CNY - Chinese Yuan	MXN - Mexican Peso	TRY - Turkish Lira
EUR - Euro	NOK - Norwegian Kroner	TWD - Taiwan Dollar
GBP - British Pound	NZD - New Zealand Dollar	USD - US Dollar
HKD - Hong Kong Dollar	PHP - Philippine Peso	ZAR - South African Rand

The accompanying notes are an integral part of these consolidated financial statements.

Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments (Unaudited)
December 31, 2020

TOTAL RETURN SWAPS *

	Reference Entity	Counter- party [a]	Rate Paid/Received[b]	Payment Frequency	Termination Date	Notional Amount		Unrealized Gain/(Loss)
[1]	GSCBFABA Index	GS	AUD BBSW 3M - 0.40% (-0.390%)	monthly	12/07/2023	(345,353)	AUD	$4,774
[2]	GSCBFACT Index	GS	USD LIBOR 1M - 0.40% (-0.256%)	monthly	12/28/2023	(501,326)	USD	(11,664)
[3]	GSCBFLPM Index	GS	USD LIBOR 1M - 0.40% (-0.256%)	monthly	12/21/2023	(123,500)	USD	(4,859)
[4]	GSGLFEXC Index	GS	USD LIBOR 1M + 0.40% (0.544%)	monthly	09/26/2023	630,768	USD	16,301
[5]	GSGLFMIN Index	GS	USD LIBOR 1M + 0.40% (0.544%)	monthly	10/13/2023	850,691	USD	12,439
[6]	GSGLFPAY Index	GS	USD LIBOR 1M + 0.40% (0.544%)	monthly	12/21/2023	497,141	USD	9,405
[7]	GSGLSMA3 Index	GS	USD LIBOR 1M - 1.12% (-0.976%)	monthly	03/19/2021	(774,412)	USD	(14,674)
[8]	JPEBCSMI Index	JPM	CHF LIBOR 1M + 0.30% (-0.513%)	monthly	08/25/2021	605,391	CHF	25,547
[9]	JPFCITSV Index	JPM	USD LIBOR 1M - 0.35% (-0.206%)	monthly	07/12/2021	(1,158,235)	USD	(37,985)
[10]	JPFCUOIL Index	JPM	USD LIBOR 1M + 0.40% (0.544%)	monthly	01/05/2022	271,195	USD	4,282
[11]	JPFUAIR Index	JPM	USD LIBOR 1M - 1.05% (-0.906%)	monthly	08/05/2021	(664,640)	USD	(17,327)
[12]	JPFUEUBA Index	JPM	EUR EURIBOR 1M - 1.15% (-1.704%)	monthly	12/15/2021	(329,528)	EUR	(19,460)
[13]	JPFUEUIN Index	JPM	EUR EURIBOR 1M + 0.30% (-0.254%)	monthly	04/13/2021	732,205	EUR	32,979
[14]	JPFUMEDA Index	JPM	USD LIBOR 1M + 0.40% (0.544%)	monthly	09/15/2021	791,187	USD	8,858
[15]	JPFUOMED Index	JPM	USD LIBOR 1M - 0.50% (-0.356%)	monthly	09/15/2021	(471,921)	USD	(24,232)
[16]	JPFUPIPE Index	JPM	USD LIBOR 1M - 0.50% (-0.356%)	monthly	06/16/2021	(379,692)	USD	6,136
[17]	JPFUREGU Index	JPM	USD LIBOR 1M - 0.40% (-0.256%)	monthly	09/01/2021	(369,704)	USD	(9,460)
[18]	JPFUROBO Index	JPM	USD LIBOR 1M + 0.29% (0.434%)	monthly	01/26/2022	698,095	USD	3,070
[19]	JPFUSTEE Index	JPM	USD LIBOR 1M + 0.30% (0.444%)	monthly	12/29/2021	696,922	USD	5,830
[20]	JPTAOBRL Index	JPM	BRL CDI + 0.50% (2.400%)	monthly	12/29/2021	242,855	BRL	686
	Klabin SA	MS	BRL CDI + 1.50% (3.400%)	monthly	09/16/2021	536,992	BRL	7,641
	Cosan SA	MS	BRL CDI + 1.50% (3.400%)	monthly	09/16/2021	181,326	BRL	1,063
	Pet Center Comercio e	MS	BRL CDI + 1.50% (3.400%)	monthly	09/16/2021	81,911	BRL	(22)
	Participacoes SA
[21]	MSFDRUS Index	MS	0	monthly	07/01/2021	36,131,523	USD	797,037
[22]	MSFINTOT Index	MS	FEDEF 1D + 0.75% (0.840%)	monthly	08/03/2022	489,742	USD	38,656
[23]	S5CONS	JPM	USD LIBOR 1M - 0.40% (-0.256%)	monthly	03/17/2021	(498,686)	USD	(9,840)
[24]	S5FINL	JPM	USD LIBOR 1M - 0.20% (-0.056%)	monthly	01/19/2022	(124,753)	USD	(3,314)
[25]	S5INDU	JPM	USD LIBOR 1M + 0.40% (0.544%)	monthly	12/01/2021	501,591	USD	4,642
[26]	S5MATR	JPM	USD LIBOR 1M - 0.40% (-0.256%)	monthly	03/17/2021	(1,218,790)	USD	(20,685)
[27]	SXFP	JPM	EUR EURIBOR 1M - 0.65% (-1.204%)	monthly	01/19/2022	(99,498)	EUR	(5,136)
[28]	SXPP	JPM	EUR EURIBOR 1M + 0.35% (-0.204%)	monthly	01/19/2022	29,571	EUR	478
Total of Total Return Swaps								$801,166

[a] Counterparty abbreviations	[b] Floating rate definitions
GS - Goldman Sachs	BBSW - Australian Bank Bill Swap Rate
JPM - J.P. Morgan Investment Bank	BRL CDI - Brazil Average One-Day Interbank Deposit
MS - Morgan Stanley	EURIBOR - Euro Interbank Offered Rate. The Euribor rates are based on the interest rates at which a panel of European banks borrow funds from one another.
FEDEF - U.S. Federal Funds Effective Rate
LIBOR - London Interbank Offered Rate

The accompanying notes are an integral part of these consolidated financial statements.

Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments (Unaudited)
December 31, 2020

*	No Upfront premiums paid on the Total Return Swaps.
[1]	GSCBFABA is a custom basket of oilfield products and services company stocks.
[2]	GSCBFACT is a custom basket of investment management company stocks.
[3]	GSCBFLPM is a custom basket of financial services company stocks.
[4]	GSGLFEXC is a custom basket of financial services company stocks.
[5]	GSGLFMIN is a custom basket of mining company stocks.
[6]	GSGLFPAY is a custom basket of financial services company stocks.
[7]	GSGLSMA3 is a custom basket of smartphone company stocks.
[8]	JPEBCSMI is a custom basket of Swiss stocks.
[9]	JPFCITSV is a custom basket of information technology company stocks. The components of the basket as of December 31, 2020 are shown on the following pages.
[10]	JPFCUOIL is a custom basket of energy company stocks.
[11]	JPFUAIR is a custom basket of airline company stocks.
[12]	JPFUEUBA is a custom basket of European bank stocks.
[13]	JPFUEUIN is a custom basket of European insurance company stocks.
[14]	JPFUMEDA is a custom basket of media company stocks.
[15]	JPFUOMED is a custom basket of media company stocks.
[16]	JPFUPIPE is a custom basket of natural gas company stocks.
[17]	JPFUREGU is a custom basket of U.S. real estate company stocks.
[18]	JPFUROBO is a custom basket of robotics/automation systems company stocks
[19]	JPFUSTEE is a custom basket of steel company stocks.
[20]	JPTAOBRL is a custom basket of Brazilian stocks.
[21]	MSFDRUS - The components of the basket as of December 31, 2020 are shown on the following pages.
[22]	MSFINTOT is a custom basket of South Korea and Taiwan electronics company stocks.
[23]	S5CONS - S&P 500 Consumer Staples Index
[24]	S5FINL - S&P 500 Financials Sector Index
[25]	S5INDU - S&P 500 Industrials Index
[26]	S5MATR - S&P 500 Materials Index
[27]	SXFP - STOXX Europe 600 Financial Services Index.
[28]	SXPP - STOXX Europe 600 Basic Resources Index.

The accompanying notes are an integral part of these consolidated financial statements.

Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments (Unaudited)
December 31, 2020

JPFCITSV Index

Name	Quantity	Value	Weight
Infosys Ltd	68,635	$1,163,372	10.01%
Fujitsu Ltd	7,044	1,016,415	8.75%
Oracle Corp	13,124	849,009	7.31%
Capgemini SE	5,323	825,198	7.10%
International Business Machines Corp	6,109	769,010	6.62%
Cognizant Technology Solutions Corp	9,071	743,347	6.40%
Wipro Ltd	130,868	739,405	6.36%
Hewlett Packard Enterprise Co	57,005	675,507	5.81%
NTT Data Corp	48,689	665,051	5.72%
Atos SE	6,854	626,587	5.39%
Software AG	9,848	401,368	3.46%
Indra Sistemas SA	46,826	399,571	3.44%
Concentrix Corp	3,772	372,289	3.20%
Sykes Enterprises Inc	9,563	360,246	3.10%
TTEC Holdings Inc	4,330	315,800	2.72%
SYNNEX Corp	3,772	307,185	2.64%
Worldline SA/France	2,969	287,138	2.47%
DXC Technology Co	9,188	236,581	2.04%
TietoEVRY Oyj	6,935	227,737	1.96%
Citrix Systems Inc	1,405	182,847	1.57%
VMware Inc	1,268	177,831	1.53%
Temenos AG	1,239	173,132	1.49%
Conduent Inc	21,969	105,451	0.91%
		$11,620,074	100.00%

MSFDRUS Index

Name	Quantity	Value	Weight
USD Cash	24,944,405	$24,944,405	67.53%
EUR Cash	(1,198,664)	(1,464,339)	(3.97%)
NOK Cash	(10,576,047)	(1,233,466)	(3.33%)
HKD Cash	(8,203,420)	(1,058,171)	(2.86%)
CAD Cash	(937,253)	(736,313)	(1.99%)
CNY Cash	(4,079,519)	(623,799)	(1.69%)
GBP Cash	(436,219)	(596,531)	(1.61%)
SEK Cash	(4,535,784)	(551,289)	(1.49%)
JPY Cash	(55,041,767)	(533,066)	(1.44%)
Union Pacific Cp	1,708	355,640	0.96%
Tencent Holdings Ltd.	4,457	324,252	0.88%
Idexx Labs	631	315,418	0.85%
Canadian Pacific Railway Ltd.	885	306,821	0.83%
Zoetis Inc	1,725	285,488	0.77%
Mowi Asa	12,969	282,197	0.76%
Chewy Inc - Class A	3,010	270,569	0.73%
DKK Cash	(1,623,716)	(266,515)	(0.72%)
SCA B	14,702	256,065	0.69%
Anta Sports	15,628	247,751	0.67%
Vonovia SE	3,298	240,772	0.65%
CSX Corp	2,601	236,041	0.64%
Komatsu Ltd	8,430	230,028	0.62%
Pinduoduo Inc-Adr	1,253	222,621	0.60%
Norfolk Southern	933	221,690	0.60%
Li Ning Company Ltd	30,962	212,871	0.58%
Stora Enso Oyj R	11,112	212,447	0.58%

The accompanying notes are an integral part of these consolidated financial statements.

Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments (Unaudited)
December 31, 2020

MSFDRUS Index (Continued)

Name	Quantity	Value	Weight
Persimmon Plc	5,588	$211,443	0.57%
The Sherwin-Williams Company	285	209,449	0.57%
Franco Nev Corp Common (Canada)	1,656	207,546	0.56%
Canadian National Railway	1,882	206,738	0.56%
Wheaton Precious Metal	4,448	185,659	0.50%
Caterpillar Inc	1,017	185,114	0.50%
Salmar ASA	3,052	179,256	0.48%
Alibaba Group Holding Ltd	762	177,340	0.48%
AUD Cash	(229,920)	(177,257)	(0.48%)
Iberdrola	12,203	174,420	0.47%
The Berkeley Group Holdings	2,672	173,271	0.47%
Nb: Xcmg Machinery	199,847	164,100	0.45%
Leg Immobilien	1,052	163,293	0.44%
Weyerhaeuser Co Stock	4,833	162,050	0.44%
Meituan-Class B	4,237	161,010	0.44%
Nb: Lomon Billions Group Co Ltd	34,087	160,381	0.44%
Electricité De France	(10,083)	(158,900)	(0.43%)
Kansas City Southern	718	146,565	0.40%
Barratt Developments Plc	15,953	146,166	0.40%
West Fraser	2,274	146,098	0.39%
Deere & Co	526	141,520	0.38%
E.On Se	(12,752)	(141,140)	(0.38%)
Engie SA	(9,073)	(138,771)	(0.38%)
Elanco Animal Health Inc	4,506	138,199	0.37%
Other Underlying Index Components *		12,011,561	32.52%
		$36,936,698	100.00%

* Largest 50 underlying components by market value at December 31, 2020 are listed.

The accompanying notes are an integral part of these consolidated financial statements.

Fulcrum Diversified Absolute Return Fund
Consolidated Statement of Assets and Liabilities (Unaudited)
December 31, 2020

Assets
Investments, at value (cost $37,815,466)	$37,798,453
Cash	2,478,448
Cash collateral for derivative instruments	23,185,084
Deposits with brokers for derivative instruments	34,604,590
Foreign currency, at value (cost $10,840,197)	10,937,696
Premiums paid for swaps	98,583
Unrealized appreciation on swaps	1,316,384
Receivables:
Investment securities sold	4,972,471
Fund shares sold	747,955
Prepaid expenses	11,788
Total Assets	116,151,452

Liabilities
Written options, at value (premiums received $268,604)	203,192
Premiums received from swaps	458,360
Unrealized depreciation on swaps	1,112,295
Unrealized depreciation on forward currency contracts	851,098
Payables:
Investment securities purchased	12,395,852
Interest payable	2,087
Due to Investment Adviser	66,116
Accrued Distribution fees	639
Other accrued expenses	78,203
Total Liabilities	15,167,842

Net Assets	$100,983,610

COMPONENTS OF NET ASSETS
Paid-in capital	$96,939,030
Distributable Earnings	4,044,580

Net Assets	$100,983,610

Institutional Class:
Net assets applicable to shares outstanding	$1,435,227
Shares outstanding (unlimited shares authorized with no par value)	152,652
Net Asset Value, Redemption Price and Offering Price Per Share	$9.40

Super Institutional Class:
Net assets applicable to shares outstanding	$99,548,383
Shares outstanding (unlimited shares authorized with no par value)	10,567,046
Net Asset Value, Redemption Price and Offering Price Per Share	$9.42

The accompanying notes are an integral part of these consolidated financial statements.

Fulcrum Diversified Absolute Return Fund
Consolidated Statement of Operations (Unaudited)
For the Six Months Ended December 31, 2020

Investment Income
Interest	$96,376
Total Investment Income	96,376
Expenses
Management fees	678,588
Administration fees	104,620
Transfer agent fees	34,127
Legal fees	26,294
Audit fees	18,330
Custody fees	10,050
Registration fees	9,730
Trustees fees	7,964
Compliance fees	6,256
Reports to shareholders	4,520
Interest expense	4,035
Miscellaneous expenses	3,680
Insurance expense	2,041
Total expenses	910,235
Less: Expense waived by the Adviser (Note 3)	(114,513)
Net expenses	795,722

Net Investment Loss	(699,346)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(2,990,618)
Written options	3,367,913
Forward currency contracts	694,855
Futures contracts	2,609,612
Foreign currency	8,392
Swap contracts	1,074,549
Net realized gain	4,764,703
Net change in unrealized appreciation (depreciation) on:
Investments	555,806
Written options	(77,463)
Forward currency contracts	(563,905)
Futures contracts	353,808
Foreign currency	101,039
Swap contracts	534,665
Net change in appreciation (depreciation)	903,950

Net realized and unrealized gain on investments, written options, forward currency, futures contracts,
foreign currency, and swap contracts	5,668,653

Net Increase in Net Assets from Operations	$4,969,307

The accompanying notes are an integral part of these consolidated financial statements.

Fulcrum Diversified Absolute Return Fund
Consolidated Statements of Changes in Net Assets

Operations	For the Six Months ended December 31, 2020 (Unaudited)	For the Year ended June 30, 2020
Net investment income (loss)	$(699,346)	$306,377
Net realized gain on investments, written options, forward currency, futures contracts, foreign currency, and swap contracts	4,764,703	16,008,120
Net change in unrealized appreciation (depreciation) on investments, written options, forward currency, futures contracts, foreign currency, and swap contracts	903,950	(1,005,595)
Net increase in net assets resulting from operations	4,969,307	15,308,902

DISTRIBUTIONS TO SHAREHOLDERS
Net dividends and distributions to shareholders - Institutional Class	(103,953)	—
Net dividends and distributions to shareholders - Super Institutional Class	(9,031,859)	(41,301)
Net decrease in net assets resulting from distributions paid	(9,135,812)	(41,301)

CAPITAL TRANSACTIONS
Proceeds from shares sold
Institutional Class	50,010	6,031,987
Super Institutional Class	2,662,648	12,717,199
Proceeds from reinvestment of distributions
Institutional Class	95,877	—
Super Institutional Class	7,100,516	41,167
Cost of units redeemed
Institutional Class	(10)	(7,539,454)
Super Institutional Class	(73,378,332)	(43,919,801)
Net decrease in net assets from capital transactions	(63,469,291)	(32,668,902)

Total decrease in net assets	(67,635,796)	(17,401,301)

Net Assets
Beginning of period	168,619,406	186,020,707
End of period	$100,983,610	$168,619,406

CAPITAL SHARE TRANSACTIONS
Institutional Class
Shares sold	5,080	620,541
Shares reinvested	10,265	—
Shares redeemed	(1)	(788,290)
Net increase (decrease) in shares outstanding	15,344	(167,749)
Super Institutional Class
Shares sold	272,981	1,358,090
Shares reinvested	758,602	4,494
Shares redeemed	(7,567,920)	(4,627,289)
Net decrease in shares outstanding	(6,536,337)	(3,264,705)

The accompanying notes are an integral part of these consolidated financial statements.

Fulcrum Diversified Absolute Return Fund
Consolidated Financial Highlights
Institutional Class

For a capital share outstanding throughout the periods presented

	For the Six Months ended December 31, 2020 (Unaudited)		For the Year ended June 30, 2020	For the Year ended June 30, 2019	For the Year ended June 30, 2018	For the Year ended June 30, 2017	For the Period July 31, 2015* through June 30, 2016
Net asset value, beginning of period	$9.76		$8.99	$9.69	$9.73	$9.56	$10.00

Income (loss) from investment operations:
Net investment loss (1)	(0.05)		(0.00)^	(0.03)	(0.08)	(0.08)	(0.09)
Net realized and unrealized gain on investments	0.42		0.77	0.10	0.36	0.29	(0.35)
Total from investment operations	0.37		0.77	0.07	0.28	0.21	(0.44)
Less distributions:
From net investment income	(0.41)		—	(0.77)	(0.12)	(0.04)	—
From net realized gain on investments	(0.32)		—	—	(0.20)	—	—
Total distributions	(0.73)		—	(0.77)	(0.32)	(0.04)	—
Net asset value, end of period	$9.40		$9.76	$8.99	$9.69	$9.73	$9.56
Total return	3.95	%(2)	8.57%	1.09%	2.96%	2.18%	-4.40	%(2)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$1,435		$1,340	$2,743	$1,438	$1,048	$1,026
Ratio of expenses to average net assets
Before fees waived by the Adviser (4)	1.22	%(3)	1.19%	1.24%	1.19%	1.19%	1.55	%(3)
After fees waived by the Adviser (4)	1.06	%(3)	1.09%	1.13%	1.06%	1.09%	1.16	%(3)
Ratio of net investment loss to average net assets
Before fees waived by the Adviser (5)	-1.11	%(3)	-0.11%	-0.46%	-0.97%	-0.97%	-1.44	%(3)
After fees waived by the Adviser (5)	-0.95	%(3)	-0.01%	-0.35%	-0.84%	-0.87%	-1.05	%(3)
Portfolio turnover rate (6)	3	%(2)	88%	81%	11%	4%	54	%(2)

^	Amount represents less than $0.01 per share.

*	Inception date

(1)	Computed using the average shares method.

(2)	Not annualized

(3)	Annualized

(4)	The ratios of expenses to average net assets include interest and brokerage expenses. For the periods ended June 30, 2016, June 30, 2017, June 30, 2018, June 30, 2019, June 30, 2020 and December 31, 2020, excluding interest and brokerage expenses, the ratios of expenses to average net assets, before fees waived by the Adviser, were 1.54%, 1.18%, 1.18%, 1.23%, 1.18% and 1.21% , respectively. Excluding interest and brokerage expenses, the ratios of expenses to average net assets, after fees waived by the Adviser, were 1.15%, 1.07%, 1.05%, 1.12%, 1.08% and 1.05%, respectively.

(5)	The ratios of net investment loss to average net assets include interest and brokerage expenses. For the periods ended June 30, 2016, June 30, 2017, June 30, 2018, June 30, 2019, June 30, 2020 and December 31, 2020, excluding interest and brokerage expenses, the ratios of net investment loss to average net assets, before fees waived by the Adviser, were -1.43%, -0.96%, -0.96%, -0.45%, -0.10% and -1.10%, respectively. Excluding interest and brokerage expenses, the ratios of net investment loss to average net assets, after fees waived by the Adviser, were -1.04%, -0.85%, -0.83%, -0.34%, 0.00% and -0.94%, respectively.

(6)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. The ratio is calculated including cash and long-term derivative positions, as they represent a significant percentage of the Fund’s holdings.

The accompanying notes are an integral part of these consolidated financial statements.

Fulcrum Diversified Absolute Return Fund
Consolidated Financial Highlights
Super Institutional Class

For a capital share outstanding throughout the periods presented

	For the Six Months ended December 31, 2020 (Unaudited)		For the Year ended June 30, 2020	For the Year ended June 30, 2019	For the Year ended June 30, 2018	For the Year ended June 30, 2017	For the Period July 31, 2015* through June 30, 2016
Net asset value, beginning of period	$9.78		$9.00	$9.69	$9.73	$9.56	$10.00
Income (loss) from investment operations:
Net investment income (loss) (1)	(0.05)		0.02	(0.02)	(0.08)	(0.08)	(0.06)
Net realized and unrealized gain on investments	0.42		0.76	0.10	0.36	0.29	(0.38)
Total from investment operations	0.37		0.78	0.08	0.28	0.21	(0.44)
Less distributions:
From net investment income	(0.41)		(0.00)^	(0.77)	(0.12)	(0.04)	—
From net realized gain on investments	(0.32)		—	—	(0.20)	—	—
Total distributions	(0.73)		(0.00)	(0.77)	(0.32)	(0.04)	—

Net asset value, end of period	$9.42		$9.78	$9.00	$9.69	$9.73	$9.56

Total return	3.99	%(2)	8.69%	1.21%	2.96%	2.18%	-4.40	%(2)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$99,548		$167,280	$183,278	$178,578	$185,112	$159,304
Ratio of expenses to average net assets
Before fees waived by the Adviser (4)	1.21	%(3)	1.16%	1.17%	1.19%	1.17%	1.45	%(3)
After fees waived by the Adviser (4)	1.06	%(3)	1.06%	1.06%	1.06%	1.06%	1.06	%(3)
Ratio of net investment income (loss) to average net assets
Before fees waived by the Adviser (5)	-1.08	%(3)	0.07%	-0.35%	-0.97%	-0.95%	-1.05	%(3)
After fees waived by the Adviser (5)	-0.93	%(3)	0.17%	-0.24%	-0.84%	-0.84%	-0.66	%(3)
Portfolio turnover rate (6)	3	%(2)	88%	81%	11%	4%	54	%(2)

^	Amount represents less than $0.01 per share.

*	Inception date

(1)	Computed using the average shares method.

(2)	Not annualized

(3)	Annualized

(4)	The ratios of expenses to average net assets include interest and brokerage expenses. For the periods ended June 30, 2016, June 30, 2017, June 30, 2018, June 30, 2019, June 30, 2020 and December 31, 2020, excluding interest and brokerage expenses, the ratios of expenses to average net assets, before fees waived by the Adviser, were 1.44%, 1.15%, 1.18%, 1.16%, 1.15% and 1.20%, respectively. Excluding interest and brokerage expenses, the ratios of expenses to average net assets, after fees waived by the Adviser, were 1.05%, 1.05%, 1.05%, 1.05%, 1.05% and 1.05%, respectively.

(5)	The ratios of net investment loss to average net assets include interest and brokerage expenses. For the periods ended June 30, 2016, June 30, 2017, June 30, 2018, June 30, 2019, June 30, 2020 and December 31, 2020, excluding interest and brokerage expenses, the ratios of net investment loss to average net assets, before fees waived by the Adviser, were -1.04%, -0.93%, -0.96%, -0.34%, 0.08% and -1.07% , respectively. Excluding interest and brokerage expenses, the ratios of net investment loss to average net assets, after fees waived by the Adviser, were -0.65%, -0.83%, -0.83%, -0.23%, 0.18% and -0.92%, respectively.

(6)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. The ratio is calculated including cash and long-term derivative positions, as they represent a significant percentage of the Fund’s holdings.

The accompanying notes are an integral part of these consolidated financial statements.

Fulcrum Diversified Absolute Return Fund
Notes to Consolidated Financial Statements (Unaudited)
December 31, 2020

Note 1 – Organization

Fulcrum Diversified Absolute Return Fund (the “Fund”) is a diversified series of Trust for Advised Portfolios (the “Trust”). The Trust, a Delaware Statutory Trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end investment management company. Fulcrum Asset Management LLP (the “Adviser”) serves as the investment manager to the Fund.

The investment objective of the Fund is to achieve long-term absolute returns. The inception date of the Fund was July 31, 2015. The Fund currently offers two classes of shares, Institutional Class and Super Institutional Class. Each class of shares represents an equal interest in the Fund, except the difference of class specific expenses, which reflects the difference in the range of services provided to each class. Income, expenses (other than class specific), and realized and unrealized gains and losses on investments are allocated daily to each class based on relative net assets.

The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.

In order to achieve its investment objective, the Fund invests up to 25% of its total assets (measured at the time of purchase) in a wholly-owned and controlled Cayman Islands subsidiary, the Fulcrum Diversified Absolute Return Cayman Fund Ltd. (the “Subsidiary”). The Subsidiary acts as an investment vehicle that enables the Fund to gain exposure to certain investments consistent with its investment objectives and policies specified in the Prospectus and Statement of Additional Information. At December 31, 2020 the Fund’s investment in the Subsidiary represented 12.16% of the Fund’s net assets. The results from operations of the Subsidiary were as follows:

Net investment loss	$(14,345)
Net realized gain	938,708
Net change in unrealized appreciation (depreciation)	(501,892)
Net increase in net assets resulting from Operations	$422,471

The consolidated financial statements of the Fund include the financial statements of the Subsidiary.

All intercompany accounts and transactions have been eliminated in consolidation. Because the Fund may invest a substantial portion of its assets in the Subsidiary, the Fund may be considered to be indirectly investing in said investments. As such, references to the Fund may also include its Subsidiary. When viewed on a consolidated basis, the Subsidiary will be subject to the same investment restrictions and limitations and follow the same compliance policies and procedures as the Fund. The Fund and its Subsidiary are each a “commodity pool” under the U.S. Commodity Exchange Act, and the Adviser is a “commodity pool operator” registered with and regulated by the Commodity Futures Trading Commission (“CFTC”). As a result, additional CFTC-mandated disclosure, reporting and recordkeeping obligations apply with respect to the Fund and its Subsidiary under CFTC and the U.S. Securities and Exchange Commission (the “SEC”) harmonized regulations.

Fulcrum Diversified Absolute Return Fund
Notes to Consolidated Financial Statements (Unaudited) (Continued)
December 31, 2020

At December 31, 2020, the investment held in the Subsidiary was $12,280,566; there were $933,652 of unrealized gains in the Subsidiary. The Subsidiary holds cash and cash equivalents as collateral on open contracts. There were 344 futures contracts and 230 options contracts as detailed in the Consolidated Schedule of Investments.

Note 2 – Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) for investment companies. The Fund is considered an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

(a) Securities Valuation

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). The inputs or methodology used in determining the value of the Fund’s investments are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad categories as defined below:

Level 1 - Quoted prices in active markets for identical securities. An active market for a security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 - Significant unobservable inputs, including the Fund’s own assumptions in determining fair value of investments

Equity Securities that are traded on a national securities exchange are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Debt securities, including corporate, convertible, U.S. government agencies, U.S. treasury obligations, and sovereign issues, are normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risk/spreads and default rates. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fulcrum Diversified Absolute Return Fund
Notes to Consolidated Financial Statements (Unaudited) (Continued)
December 31, 2020

Derivative instruments, such as foreign currency contracts, options contracts, futures, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Exchange traded derivatives are normally valued at the daily settlement price or composite mean depending on the product type. When these valuations are used, the positions are classified as Level 1 in the fair value hierarchy. Over-the-counter derivatives are valued by an independent pricing service using a series of techniques, including simulation pricing models. The pricing models use various inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, implied volatility and exchange rates. When prices are determined by the pricing agent, positions are classified as Level 2 of the fair value hierarchy.

Dispersion warrants are valued using prices provided by the respective counterparty and are reviewed by the Adviser. These valuations are classified a Level 2 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the fair values of the Fund’s consolidated investments in each category investment type as of December 31, 2020:

Description	Quoted Prices Level 1	Other Significant Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Investments
Purchased Options and Warrants	$536,735	$4,385,881	$—	$4,922,616
Short-Term Investments	—	32,875,837	—	32,875,837
Total Investments	$536,735	$37,261,718	$—	$37,798,453

Description	Quoted Prices Level 1	Other Significant Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Other Financial Instruments
Written Options	$(53,950)	$(149,242)	$—	$(203,192)
Forward Currency Contracts *	—	(851,098)	—	(851,098)
Futures Contracts *	3,158,189	—	—	3,158,189
Interest Rate Swaps *	—	83,630	—	83,630
Inflation Swaps *	—	(663,113)	—	(663,113)
Credit Default Swaps *	—	(17,594)	—	(17,594)
Total Return Swaps *	—	801,166	—	801,166
Total Other Financial Instruments	$3,104,239	$(796,251)	$—	$2,307,988

* Forward Currency Contracts, Total Return Swaps, Interest Rate Swaps, Inflation Swaps, Credit Default Swaps and Futures Contracts are valued at the unrealized appreciation (depreciation) of the instrument.

Fulcrum Diversified Absolute Return Fund
Notes to Consolidated Financial Statements (Unaudited) (Continued)
December 31, 2020

(b) Derivatives

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to equity securities, fixed income securities, interest rates, commodities, or currency exchange rates and related indexes. The Fund may also use these derivatives to modify or hedge the Fund’s exposure to a particular investment market related risk, as well as to manage the volatility of the Fund. Additionally, the Fund may use derivatives to manage cash. By investing in derivatives, the Fund attempts to achieve the economic equivalence it would achieve if it were to invest directly in the underlying security. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Consolidated Statement of Assets and Liabilities.

Specific types of derivative instruments used by the Fund for the period ended December 31, 2020, include purchased options and warrants; written options; forward currency and futures contracts; and interest rate, inflation, credit default and total return swaps. All open derivative positions are listed on the Consolidated Schedule of Investments.

Options Contracts – The Fund may write call and put options on securities, derivative instruments, or currencies. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked- to-market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Consolidated Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Written options which are closed or exercised will result in a gain if the closing price of the underlying security is lower than the premium received. The Fund, as a writer of an option, has no control over whether the underlying security may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of said underlying security. The risk exists that the Fund may not be able to enter into a closing transaction because of an illiquid market.

The Fund may also purchase call and put options. The Fund pays a premium which is included in the Consolidated Statement of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Purchasing options will result in a gain if the closing price of the transaction is higher than the premium paid.

Dispersion Warrants – The Fund makes investments in dispersion warrants as detailed in the Consolidated Statement of Investments. The final payout is calculated based on the volatility of a basket of underlying stocks compared to an established strike value for each constituent relative to the actual volatility of the overall index compared to an index strike value. The Fund pays a premium for each warrant. The Fund will recognize a gain if the dispersion calculation results in a payment greater than the premium paid. Otherwise, the Fund will recognize a realized loss at maturity. The amount of loss is limited to the amount of premium paid.

Fulcrum Diversified Absolute Return Fund
Notes to Consolidated Financial Statements (Unaudited) (Continued)
December 31, 2020

Forward and Futures Contracts – A forward contract involves a negotiated obligation to purchase or sell a specific asset at a future date, at a price set at the time of the contract. A futures contract is a standardized forward contract to buy or sell a financial instrument or commodity at a predetermined price in the future. The primary risks associated with the use of these contracts are: (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract, (b) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired, (c) losses caused by unanticipated market movements, which are potentially unlimited, (d) the Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors, (e) the possibility that the counterparty will default in the performance of its obligations, and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, thus the Fund may have to sell securities at a time when it may be disadvantageous to do so.

Swap Contracts – The Fund invests in total return swaps, in which payments made by the Fund or the counterparty are based on the total return of a particular reference asset or portfolio of assets (such as a single security, combination or “basket” of securities, or an index). The value of the Fund’s swap positions increases or decreases depending on the changes in value of the underlying rates, currency values, volatility or other indices or measures.

The Fund enters into interest rate swaps. The two parties to the swap exchange the right to receive floating interest payments versus fixed interest payments. The value of an interest rate swap will change based on the spread between the rates.

The Fund invests in inflation swaps. The two parties exchange the return based on an inflation index for a fixed coupon payment. The value of the Fund’s position changes based on the change in the underlying inflation index value.

The Fund enters into credit default swap agreements, credit default index swap agreements and similar agreements as a protection “seller” or as a “buyer” of credit protection. The credit default swap agreement or similar instruments may have as reference obligations one or more securities that are not held by the Fund. The protection “buyer” in a credit default swap agreement is generally obligated to pay the protection “seller” a periodic stream of payments over the term of the agreement, provided generally that no credit event on a reference obligation has occurred. In addition, at the inception of the agreement, the protection “buyer” may receive or be obligated to pay an additional up-front amount depending on the current market value of the contract. If a credit event occurs, an auction process is used to determine the “recovery value” of the contract. The seller then must pay the buyer the “par value” (full notional value) of the swap contract minus the “recovery value” as determined by the auction process. For credit default index swaps, the settlement payment for a constituent’s credit event is scaled down to the weighting in the index.

As a seller of protection, the Fund generally receives a fixed rate of income throughout the term of the swap provided that there is no credit event. In addition, at the inception of the agreement, the Fund may receive or be obligated to pay an additional up-front amount depending on the current market value of the contract. If a credit event occurs, the Fund will be generally obligated to pay the buyer the “par value” (full notional value) of the swap contract minus the “recovery value” as determined by the auction process. Credit default swaps could result in losses if the Adviser does not correctly evaluate the creditworthiness of the underlying instrument on which the credit default swap is based. Additionally, if the Fund is a seller of a credit default swap and a credit event occurs, the Fund could suffer significant losses.

Fulcrum Diversified Absolute Return Fund
Notes to Consolidated Financial Statements (Unaudited) (Continued)
December 31, 2020

Changes in value of swaps are recorded as unrealized appreciation (depreciation). Unrealized gains are reported as an asset and unrealized losses are reported as a liability. The change in value of swaps, including accruals of interest to be paid or received is reported as unrealized gains or losses. Gains or losses are realized upon termination of the contracts. The risk of loss on a swap contract may exceed the amount recorded as an asset or liability on the Consolidated Statement of Assets and Liabilities. The notional amount of a swap contract is the reference amount pursuant to which the counterparties make payments. Risks associated with swap contracts include changes in the returns of underlying instruments, failure of the counterparties to perform under a contract’s terms and the possible lack of liquidity with respect to the contracts.

Derivative Investment Holdings Categorized by Risk Exposure — The following table sets forth the fair value and the location in the Consolidated Statement of Assets and Liabilities of the Fund’s derivative contracts by primary risk exposure as of December 31, 2020:

Consolidated Statement of Assets and Liabilities Location

Assets
Risk Exposure Category	Investments (1)	Unrealized Appreciation on Swaps	Unrealized Appreciation on Futures (2)
Interest rate (3)	$—	$336,560	$38,551
Currency	445,276	—	18,448
Equity	223,722	979,824	2,482,305
Commodity	1,131,842	—	971,975
Volatility	3,121,776	—	94
Total	$4,922,616	$1,316,384	$3,511,373

Liabilities
Risk Exposure Category	Written Options	Unrealized Depreciation on Forward Currency Contracts	Unrealized Depreciation on Swaps	Unrealized Depreciation on Futures (2)
Interest rate (3)	$—	$—	$(916,043)	$(24,124)
Credit	—	—	(17,594)	—
Currency	—	(851,098)	—	(3,168)
Equity	(33,160)	—	(178,658)	(217,261)
Commodity	(20,790)	—	—	(108,631)
Volatility	(149,242)	—	—	—
Total	$(203,192)	$(851,098)	$(1,112,295)	$(353,184)

(1)	Includes purchased options and warrants.

(2)	Reflects the cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Fund’s Consolidated Schedule of Investments. The variation margin is captured in the deposits with brokers for derivative instruments in the Fund’s Consolidated Statement of Assets and Liabilities.

Fulcrum Diversified Absolute Return Fund
Notes to Consolidated Financial Statements (Unaudited) (Continued)
December 31, 2020

(3)	Includes inflation swaps.

The following table sets forth the Fund’s realized and unrealized gain (loss), as reflected in the Consolidated Statement of Operations, by primary risk exposure and by type of derivative contract for the period ended December 31, 2020:

Amount of Realized Gain / (Loss) on Derivatives

Risk Exposure Category	Investments (1)	Written Options	Forward Currency Contracts	Futures Contracts	Swap Contracts	Total
Interest rate (2)	$(78,904)	$338,635	$—	$1,244,150	$(1,204,038)	$299,843
Commodity	(48,000)	443,368	—	7,040	—	402,408
Credit	—	—	—	—	(650,770)	(650,770)
Currency	(2,672,903)	550,188	694,855	75,255	—	(1,352,605)
Equity	(1,177,216)	1,692,141	—	1,299,778	2,929,357	4,744,060
Volatility	851,122	343,581	—	(16,611)	—	1,178,092
Total	$(3,125,901)	$3,367,913	$694,855	$2,609,612	$1,074,549	$4,621,028

Change in Unrealized Gain / (Loss) on Derivatives

Risk Exposure Category	Investments (1)	Written Options	Forward Currency Contracts	Futures Contracts	Swap Contracts	Total
Interest rate (2)	$—	$(3,199)	$—	$(51,265)	$55,062	$598
Credit	—	—	—	—	(17,594)	(17,594)
Currency	(326,991)	(35,855)	(563,905)	42,604	—	(884,147)
Equity	437,621	(34,414)	—	1,148,272	497,197	2,048,676
Commodity	409,317	115,588	—	(785,259)	—	(260,354)
Volatility	109,884	(119,583)	—	(544)	—	(10,243)
Total	$629,831	$(77,463)	$(563,905)	$353,808	$534,665	$876,936

(1)	Includes purchased options and warrants.

(2)	Includes inflation risk.

Fulcrum Diversified Absolute Return Fund
Notes to Consolidated Financial Statements (Unaudited) (Continued)
December 31, 2020

The average monthly volume of derivative instruments held by the Fund during the period ended December 31, 2020 is set forth below:

Derivative Type	Unit of Measure	Average Quantity
Credit default swaps	Notional Amount	$5,592,482
Interest rate swaps *	Notional Amount	$106,130,404
Total return swaps – Long	Notional Amount	$12,382,889
Total return swaps – Short	Notional Amount	$(41,334,790)
Forward currency contracts	Notional Amount	$249,442,615
Futures – Long	Notional Amount	$64,222
Futures – Short	Notional Amount	$(43,915)
Purchased options and warrants	Contracts	2,976,013
Purchased currency options	Notional Amount	$799,578
Written options	Contracts	(1,981)
Written currency options	Notional Amount	$(85,408)

*	Includes inflation swaps

The Fund is subject to various Master Netting Arrangements, which govern the terms of certain transactions with select counterparties. The Master Netting Arrangements allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The Master Netting Arrangements also specify collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Arrangements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Netting Arrangement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of Master Netting Arrangement.

Fulcrum Diversified Absolute Return Fund
Notes to Consolidated Financial Statements (Unaudited) (Continued)
December 31, 2020

The following tables set forth the Funds’ net exposure for derivative instruments that are subject to enforceable master netting arrangements or similar agreements as of December 31, 2020:

Counterparty	Gross Amounts of Recognized Assets and (Liabilities)	Gross Amounts Offset in the Consolidated Statement of Assets & (Liabilities)	Net Amounts Presented in The Consolidated Statement of Assets & (Liabilities)	Gross Amounts not offset in the Consolidated Statement of Assets and Liabilities		Net Amount
				Offsetting Derivative Position	Cash Collateral Pledged (Received)(1)
Assets:
Purchased Options and Warrants
BNP Paribas S.A.	$474,125	$—	$474,125	$—	$—	$474,125
Goldman Sachs	77,514	—	77,514	—	—	77,514
HSBC Bank Plc	669,223	—	669,223	—	—	669,223
J.P. Morgan Chase	1,557,306	—	1,557,306	—	—	1,557,306
Morgan Stanley	1,815,888	—	1,815,888	(203,192)	—	1,612,696
UBS AG	328,560	—	328,560	—	—	328,560

Futures Contracts (2)
J.P. Morgan Chase	5,936	(5,936)	—	—	—	—
Morgan Stanley	3,505,437	(332,332)	3,173,105	—	—	3,173,105

Forward Contracts
J.P. Morgan Chase	1,541,679	(1,541,679)	—	—	—	—

Swaps Contracts
Goldman Sachs	42,919	—	42,919	(31,197)	—	11,722
J.P. Morgan Chase	429,068	—	429,068	(429,068)	—	—
Morgan Stanley	844,397	—	844,397	(22)	—	844,375
	$11,292,052	$(1,879,947)	$9,412,105	$(663,479)	$—	$8,748,626

Liabilities:
Written Options
Morgan Stanley	$(203,192)	$—	$(203,192)	$203,192	$—	$—

Futures Contracts (2)
J.P. Morgan Chase	(20,852)	5,936	(14,916)	—	14,916	—
Morgan Stanley	(332,332)	332,332	—	—	—	—

Forward Contracts
J.P. Morgan Chase	(2,392,777)	1,541,679	(851,098)	—	851,098	—

Swaps Contracts
Goldman Sachs	(31,197)	—	(31,197)	31,197	—	—
J.P. Morgan Chase	(1,081,076)	—	(1,081,076)	429,068	652,008	—
Morgan Stanley	(22)	—	(22)	22	—	—
	$(4,061,448)	$1,879,947	$(2,181,501)	$663,479	$1,518,022	$—

(1)	Any over-collateralization of total financial instruments or cash is not shown.
(2)	Reflects the cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Fund’s Consolidated Schedule of Investments.

Fulcrum Diversified Absolute Return Fund
Notes to Consolidated Financial Statements (Unaudited) (Continued)
December 31, 2020

(c) Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(d) Security Transactions and Investment Income

The Fund records security transactions based on trade date. The Fund determines the gain or loss realized from investment transactions by comparing the original cost of the specifically identified security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities using the effective yield method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

(e) Foreign currency translation

Investment securities and other assets and liabilities in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability. As of December 31, 2020, the Fund held foreign currency.

Fulcrum Diversified Absolute Return Fund
Notes to Consolidated Financial Statements (Unaudited) (Continued)
December 31, 2020

(f) Distributions to Shareholders

The Fund records distributions to shareholders, which are determined in accordance with income tax regulations, on the ex-dividend date. Distributions of net investment income and net realized gains from investment transactions, if any, will be distributed to shareholders annually. The Fund may periodically make reclassifications among certain income and capital gains distributions determined in accordance with federal tax regulations, which may differ from GAAP. These reclassifications are due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(g) Federal Income Taxes

The Fund has elected to be taxed as a Regulated Investment Company (“RIC”) under the U.S. Internal Revenue Code of 1986, as amended, and intends to maintain this qualification and to distribute substantially all of the net taxable income to its shareholders. Therefore no provision is made for federal income taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purpose, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years (prior three fiscal years) and has concluded that as of December 31, 2020, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue. The Fund has no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(h) Restricted Cash & Deposits with Broker

At December 31, 2020, the Fund held restricted cash in connection with investments with certain derivative securities. Restricted cash is held in a segregated account with the Fund’s custodian and is reflected on the Consolidated Statement of Assets and Liabilities as cash collateral for derivative instruments. On December 31, 2020, the Fund had pledged the following amounts as collateral for open currency contracts, options, futures and swap contracts:

Counterparty	Amount Pledged (1)	Deposits with Brokers
Barclays	$—	$280,991
Goldman Sachs	860,000	—
J.P. Morgan Chase	4,475,084	4,323,098
Morgan Stanley	17,850,000	30,000,501
Total	$23,185,084	34,604,590

(1)	Excludes non-pledged cash or collateral held by broker.

Fulcrum Diversified Absolute Return Fund
Notes to Consolidated Financial Statements (Unaudited) (Continued)
December 31, 2020

(i) Cash – Concentration in Uninsured Cash

For cash management purposes the Fund may concentrate cash with the Fund’s custodian. This typically results in cash balances exceeding the Federal Deposit Insurance Corporation (“FDIC”) insurance limits. As of December 31, 2020, the Fund held $ 2,228,448 as cash reserves at U.S. Bank, N.A. (“U.S. Bank”); $30,991 as deposits with broker at Barclays; $4,073,098 as deposits with broker at J.P. Morgan Chase; and $29,750,501 as deposits with broker at Morgan Stanley that exceeded the FDIC insurance limit.

Note 3 – Investment Management Agreement and Other Related Party Transactions

The Trust has an agreement with the Adviser to furnish investment advisory services to the Fund. Under the terms of this agreement, the Fund will pay the Adviser a monthly fee based on the Fund’s average daily net assets at an annual rate of 0.90%. Pursuant to a contractual fee waiver and reimbursement agreement, the Adviser will reimburse the Fund for expenses in excess of 1.05%, of average daily net assets for both the Institutional and Super Institutional Classes, excluding any shareholder servicing fees pursuant to a Shareholder Servicing Plan, any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, portfolio transaction expenses, interest expense and dividends paid on short sales or extraordinary expenses such as litigation.

The Adviser is permitted to recapture amounts waived and/or reimbursed to a class within three years if the class’s total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the Adviser recapture any amount that would result, on any particular business day of the Fund, in the class’s total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

At December 31, 2020, the amounts reimbursed by the Adviser and subject to potential recapture by year were as follows:

Amount	Expiration
$118,410	June 30, 2021
200,582	June 30, 2022
181,991	June 30, 2023
114,513	December 31, 2023
$615,496

Fulcrum Diversified Absolute Return Fund
Notes to Consolidated Financial Statements (Unaudited) (Continued)
December 31, 2020

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Fund’s administrator fund accountant and transfer agent. The officers of the Trust are employees of Fund Services. U.S. Bank serves as the Fund’s custodian and provides compliance services to the Fund. For the period ended December 31, 2020, the Fund incurred the following expenses for administration and fund accounting, compliance, custody and transfer agency fees:

Administration and fund accounting	$104,620
Compliance Services	$6,256
Custody	$10,050
Transfer Agency	$34,127

At December 31, 2020, the Fund had payables due to Fund Services for administration and fund accounting, compliance, custody, transfer agency fees to U.S. Bank in the following amounts:

Administration and fund accounting	$39,302
Compliance Services	$2,210
Custody	$4,405
Transfer Agnecy	$11,555

The above payable amounts are included in other accrued expenses in the Consolidated Statement of Assets and Liabilities.

The Independent Trustees were paid $7,964 for their services and reimbursement of travel expenses during the period ended December 31, 2020. The Fund pays no compensation to the Interested Trustee or officers of the Trust.

Note 4 – Distribution Plan

Third party distribution and servicing expenses may be paid directly by the Fund or through the Investment Adviser in its administrative role for purposes of facilitating and monitoring payments under the Plan.

Quasar Distributors, LLC (“Quasar” or the “Distributor”) acts as the Fund’s distributor and principal underwriter in a continuous public offering of the Fund’s shares and is paid for its services by the Investment Adviser out of the fees received under the Plan and may be paid out of the Investment Adviser’s own resources.

Note 5 – Portfolio Securities Transactions

The cost of purchases and proceeds from sales and maturities of long-term securities for the period ended December 31, 2020, were as follows:

Purchases	$3,560,483
Sales	$6,278,524

Fulcrum Diversified Absolute Return Fund
Notes to Consolidated Financial Statements (Unaudited) (Continued)
December 31, 2020

Note 6 – Federal Income Tax Information

At June 30, 2020, the components of accumulated earnings (losses) for income tax purposes were as follows:

	Investments	Written Options	Foreign Currencies	Forward Currency Contracts	Futures Contracts	Swap Contracts	Total

Tax cost of Investments	$110,169,480	$(913,297)	$2,570,915	$(278,383)	$1,178,187	$(330,576)	$112,396,326
Unrealized Appreciation	1,257,542	59,107	4,899	8,006	1,737,167	—	3,066,721
Unrealized Depreciation	(1,830,361)	—	(8,439)	(16,816)	(110,973)	—	(1,966,589)
Net unrealized appreciation (depreciation)	(572,819)	59,107	(3,540)	(8,810)	1,626,194	—	1,100,132

Undistributed Ordinary Income	6,543,299	—	—	—	—	—	6,543,299
Other accumulated gain	567,654	—	—	—	—	—	567,654
Total accumulated gain (loss)	$6,538,134	$59,107	$(3,540)	$(8,810)	$1,626,194	$—	$8,211,085

The difference between book basis and tax basis unrealized appreciation/depreciation is attributable in part to the tax deferral of losses on wash sales.

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended June 30, 2020, permanent differences in book and tax accounting have been reclassified to capital, and accumulated gains as follows:

Accumulated Gains	Paid In Capital
$1,500,935	$ (1,500,935)

Fulcrum Diversified Absolute Return Fund
Notes to Consolidated Financial Statements (Unaudited) (Continued)
December 31, 2020

The tax character of distributions paid during the six months ended December 31, 2020, and the year ended June 30, 2020 were as follows:

Distributions Paid From:	Six Months ended December 31, 2020	Year ended June 30, 2020
Ordinary Income	$5,158,443	$41,301
Short-Term Capital Gains	2,589,015	—
Long-Term Capital Gains	1,388,354	—
Total Distributions Paid	$9,135,812	$41,301

The Fund is required, in order to meet certain excise tax requirements, to measure and distribute annually, net capital gains realized during the twelve month period ending October 31. In connection with this requirement, the Fund is permitted, for tax purposes, to defer into its next fiscal year any net capital losses incurred from November 1 through the end of the fiscal year. Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. At June 30, 2020, the Fund had no late-year or post-October losses.

At June 30, 2020, the Fund had capital loss carryforwards, which reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax.

Note 7 – Commitments and Contingencies

In the normal course of business, the Fund enters into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against each Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Note 8 – Subsequent Events

Management has evaluated events and transactions that occurred subsequent to December 31, 2020 through the date the financial statements have been issued and has determined that there were no significant subsequent events that would require adjustment to or additional disclosure in these financial statements.

Note 9 – COVID-19 Risk

The global outbreak of COVID-19 (commonly referred to as “coronavirus”) has disrupted economic markets and the prolonged economic impact is uncertain. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The operational and financial performance of the issuers of securities in which the Fund invest depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance.

Fulcrum Diversified Absolute Return Fund
Notes to Consolidated Financial Statements (Unaudited) (Continued)
December 31, 2020

Note 10 – New Accounting Pronouncement

In March 2020, FASB issued ASU 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates at the end of 2021, when participating banks will no longer be required to submit London Interbank Offered Rate (“LIBOR”) quotes by the UK Financial Conduct Authority. The new guidance allows companies to, provided the only change to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. In addition, derivative contracts that qualified for hedge accounting prior to modification, will be allowed to continue to receive such treatment, even if critical terms change due to a change in the benchmark interest rate. For new and existing contracts, the Fund may elect to apply the amendments as of March 12, 2020 through December 31, 2022. Management is currently assessing the impact of the ASU’s adoption to the Fund’s consolidated financial statements and various filings.

Fulcrum Diversified Absolute Return Fund
Additional Information (Unaudited)
December 31, 2020

Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the Securities and Exchange Commission (SEC) on Part F of Form N-PORT. The Fund’s Form N-PORT is available without charge by visiting the SEC’s Web site at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. You may obtain information on the operation of the Public Reference Room by calling 1-800-SEC-0330.

Proxy Voting

You may obtain a description of the Fund’s proxy voting policy and voting records, without charge, upon request by contacting the Fund directly at 1-855-538-5278 or on the EDGAR Database on the SEC’s website at ww.sec.gov. The Fund files its proxy voting records annually as of June 30, with the SEC on Form N-PX. The Fund’s Form N-PX is available without charge by visiting the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. You may obtain information on the operation of the Public Reference Room by calling 1-800-SEC-0330.

Approval of Investment Advisory Agreement

At a meeting held on August 13 and 14, 2020, the Board of Trustees (the “Board”) of Trust for Advised Portfolios (the “Trust”), including all Trustees who are not “interested persons” of the Trust (“Independent Trustees”), as that term is defined in the Investment Company Act of 1940, considered and approved the continuance of the investment advisory agreement (“Advisory Agreement”) with Fulcrum Asset Management, LLC (the “Adviser”), for the Fulcrum Diversified Absolute Return Fund (the “Fund”).

Ahead of the August meeting, the Board received and reviewed substantial information regarding the Fund, the Adviser and the services provided by the Adviser to the Fund under the Advisory Agreement. This information formed the primary (but not exclusive) basis for the Board’s determinations. The information prepared specifically for the annual review of the Advisory Agreement supplemented the information provided to the Board and its committees throughout the year. The Board and its committees met regularly during the year and the information provided and topics discussed at such meetings were relevant to the review of the Advisory Agreement. Some of these reports and other data included, among other things, materials that outlined the investment performance of the Fund; compliance, regulatory, and risk management matters; the trading practices of the Adviser; valuation of investments; fund expenses; and overall market and regulatory developments. The Trustees considered the review of the Advisory Agreement to be an ongoing process and employed the accumulated information, knowledge, and experience they had gained during their tenure on the Board governing the Fund and working with the Adviser in their review of the Advisory Agreement. The Independent Trustees were advised by independent legal counsel during the annual review process as well as throughout the year, including meeting in executive sessions with such counsel without representatives from the Adviser present. In connection with their annual review, the Independent Trustees also received a memorandum from independent legal counsel outlining their fiduciary duties and legal standards in reviewing the Advisory Agreement.

Fulcrum Diversified Absolute Return Fund
Additional Information (Unaudited) (Continued)
December 31, 2020

In considering the continuance of the Advisory Agreement, the Board considered the following factors and made the following determinations. In its deliberations, the Board did not identify any single factor or piece of information as all important, controlling, or determinative of its decision, and each Trustee may have attributed different weights to the various factors and information.

●	In considering the nature, extent and quality of the services provided by the Adviser, the Trustees considered the Adviser’s specific responsibilities in all aspects of the day-to-day management of the Fund, as well as the qualifications, experience and responsibilities of the portfolio managers and other key personnel involved in the day-to-day activities of the Fund. The Board also considered the resources and compliance structure of the Adviser, including information regarding its compliance program, chief compliance officer and compliance record, and its disaster recovery/business continuity plan, including how the Adviser has operated through the COVID-19 pandemic. The Board also considered the existing relationship between the Adviser and the Trust, as well as the Board’s knowledge of the Adviser’s operations, and noted that during the August meeting it had met with the Adviser to discuss fund performance and investment outlook, as well as various marketing and compliance topics, including the Adviser’s risk management process. The Board concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that, in the Board’s view, the nature, overall quality, and extent of the management services provided were and would continue to be satisfactory and reliable.

●	In assessing the quality of the portfolio management delivered by the Adviser, the Board reviewed the performance of the Fund on both an absolute basis and in comparison to its peer group, relevant benchmark index, and a comparable account managed by the Adviser. The Board considered that the Fund had outperformed relative to its peer group median/average for the year-to-date, one-year, and three-year periods as of June 30, 2020. The Board also considered that the Fund had outperformed its benchmark index and the Adviser’s comparable account for the one-year, three-year, five-year and since inception periods as of June 30, 2020.. The Board evaluated this information in the context of the Fund’s aim to achieve long-term absolute returns in all market conditions over rolling five-year periods.

●	The Trustees also reviewed the cost of the Adviser’s services, and the structure and level of the advisory fee payable by the Fund, including a comparison of the fee to fees payable by a peer group of funds. The Board noted that the Adviser had contractually agreed to maintain an annual expense cap for each of the Fund’s classes. The Board noted that the Fund’s advisory fee and net expense ratio were lower than its peer group median/average. After reviewing the materials that were provided, the Trustees noted that the fee to be received by the Adviser was within the rage of advisory fees charged to comparable funds and concluded that such fee was fair and reasonable.

●	The Trustees considered whether, based on the asset size of the Fund, economies of scale had been achieved. The Board also considered the Adviser’s commitment to maintain its caps on Fund expenses. The Trustees concluded that they will have the opportunity to periodically reexamine whether economies of scale have been achieved.

Fulcrum Diversified Absolute Return Fund
Additional Information (Unaudited) (Continued)
December 31, 2020

●	The Trustees considered the profitability of the Adviser from managing the Fund. In assessing The Adviser’s profitability, the Trustees reviewed The Adviser’s financial information that was provided in the August meeting materials and took into account both the direct and indirect benefits to The Adviser from managing the Fund. The Trustees concluded that the Adviser’s profits from managing the Fund were not excessive and, after a review of the relevant financial information, that the Adviser appeared to have adequate capitalization and/or would maintain adequate profit levels to support the Fund.

PRIVACY NOTICE

The Fund collects non-public information about you from the following sources:

• Information we receive about you on applications or other forms;

• Information you give us orally; and/or

• Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

Investment Adviser
Fulcrum Asset Management LLP
Marble Arch House
66 Seymour Street
London W1H 5BT
United Kingdom

Distributor
Quasar Distributors, LLC
111 East Kilbourn Ave. Suite 2200
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
BBD, LLP
1835 Market Street, 3rd Floor
Philadelphia, PA 19103

Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

(b)	Not applicable for this Registrant.

Item 2. Code of Ethics.

Not applicable for semi-annual reports

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Advised Portfolios

By              /s/ Christopher E. Kashmerick
                  Christopher E. Kashmerick, President

Date      March 9, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By              /s/ Christopher E. Kashmerick
                  Christopher E. Kashmerick, President

Date     March 9, 2021

By               /s/ Russell B. Simon
                  Russell B. Simon, Treasurer

Date     March 9, 2021